Capital Stock (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount of common shares
Balance		$ 80,709,160	$ 38,283,904	$ 4,461,551
Shares issued upon exercise of stock options		363,458	519,999	1,844,130
Shares issued upon exercise of warrants			92,332	39,172
Balance		$ 83,593,545	$ 80,709,160	$ 38,283,904
Share Capital
Number of common shares
Balance		15,782,327	15,532,408
Shares issued upon exercise of stock options		206,885	207,950
Shares issued upon exercise of warrants			41,969
Shares repurchased and cancelled under a normal course issuer bid	[1]	(441,400)
Balance		15,547,812	15,782,327	15,532,408
Amount of common shares
Balance		$ 125,733,727	$ 124,700,345	$ 121,413,777
Shares issued upon exercise of stock options		654,711	869,703	3,217,125
Shares issued upon exercise of warrants			163,679	69,443
Shares repurchased and cancelled under a normal course issuer bid	[1]	(3,501,333)
Balance		$ 122,887,105	$ 125,733,727	$ 124,700,345

[1]	On May 16, 2018, the Company announced that the TSX-V accepted the Company's notice of intention to make a normal course issuer bid ("NCIB"). Under the terms of the NCIB, the Company may acquire up to an aggregate of 794,088 common shares representing five percent of the common shares outstanding, over the twelve-month period that the NCIB is in place. The NCIB commenced on May 28, 2018 and will end on May 27, 2019, or on such earlier date as the Company may complete its maximum purchases under the NCIB. The prices that the Company will pay for common shares purchased will be the market price of the shares at the time of purchase.